NOTE 10 COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (USD $)	12 Months Ended			114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Temporary Equity [Abstract]
Cash and note relief received for shares issued	$ 197,000	$ 227,000	$ 89,000
Mark redeemable common stock up/down to the redeemable amount	52,346	29,516	(974)
Interest on redeemable common stock	50,922	22,701	247	73,870
Redeemable common stock value	367,490		88,273
Redeemable common stock value	$ 667,758	$ 367,490		$ 667,758